Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and dividend income:
Interest and fees on loans	$ 187,456	$ 162,214	$ 159,168
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises	2,805	1,405	314
State and political subdivisions	2	2	2
Mortgage-backed securities and collateralized mortgage obligations-residential	6,146	5,677	4,515
Corporate bonds	1,987	1,804	1,065
Small Business Administration-guaranteed participation securities	437	551	745
Other	10	9	20
Total interest and dividends on securities available for sale	11,387	9,448	6,661
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential	296	343	435
Total interest on held to maturity securities	296	343	435
Federal Home Loan Bank stock	500	305	260
Interest on federal funds sold and other short-term investments	26,567	14,292	1,458
Total interest and dividend income	226,206	186,602	167,982
Interest expense:
Interest on deposits	53,352	5,727	6,665
Interest on short-term borrowings	1,009	740	909
Total interest expense	54,361	6,467	7,574
Net interest income	171,845	180,135	160,408
Provision (Credit) for credit losses	1,250	(341)	(5,450)
Net interest income after provision (credit) for credit losses	170,595	180,476	165,858
Noninterest income:
Trustco Financial Services income	6,425	7,037	7,358
Fees for services to customers	10,648	10,947	9,799
Other	1,242	1,276	780
Total noninterest income	18,315	19,260	17,937
Noninterest expense:
Salaries and employee benefits	51,242	45,904	48,721
Net occupancy expense	17,427	17,527	17,742
Equipment expense	7,610	6,487	6,617
Professional services	6,245	5,577	6,108
Outsourced services	10,039	9,210	8,384
Advertising expense	1,878	2,046	1,975
FDIC and other insurance expense	4,300	3,159	3,010
Other real estate expense, net	524	310	183
Other	12,032	10,099	8,922
Total noninterest expense	111,297	100,319	101,662
Income before income taxes	77,613	99,417	82,133
Income taxes	18,967	24,183	20,614
Net income	$ 58,646	$ 75,234	$ 61,519
Earnings per share:
Basic (in dollars per share)	$ 3.08	$ 3.93	$ 3.19
Diluted (in dollars per share)	$ 3.08	$ 3.93	$ 3.19